Schedule of Revenues, Based on the Customer’s Location (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,794	$ 2,034	$ 3,673	$ 3,987	$ 7,714	$ 8,811
UNITED STATES
Disaggregation of Revenue [Line Items]
Total revenue	1,701	1,842	3,525	3,723	7,342	8,544
Non-US [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 93	$ 192	$ 148	$ 264	$ 372	$ 267